Shareholder Report, Line Graph (Details) LMF7300_ClearBridge SMASh Series EM Fund_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jan. 10, 2018	Jul. 31, 2026
ClearBridge SMASh Series EM Fund
Account Value [Line Items]
Line Graph and Table Measure Name										ClearBridge SMASh Series EM Fund
Accumulated Value	$ 11,188	$ 11,169	$ 11,116	$ 10,059	$ 13,632	$ 9,258	$ 8,272	$ 9,250	$ 10,000	$ 20,100
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index-NR
Accumulated Value	$ 11,938	$ 10,187	$ 9,586	$ 8,848	$ 11,072	$ 9,178	$ 8,614	$ 8,806	$ 10,000	$ 16,288